Correction of errors (Details 5) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Numerator
Profit attributable to holders of common shares		R$ 132,573	R$ 95,710	[1],[2]	R$ 125,957
Denominator
Weighted average number of basic shares held by shareholders		136,419,395	133,186,441		121,777,128
Earnings per share – basic		R$ 0.97	R$ 0.72		R$ 1.03
Numerator
Profit attributable to holders of common shares		R$ 132,573	R$ 95,710	[1],[2]	R$ 125,957
Denominator
Weighted average number of diluted shares held by shareholders		139,148,469	134,774,674		125,155,798
Net earnings per share – diluted		R$ 0.95	R$ 0.71		R$ 1.01
As previously reported
Numerator
Profit attributable to holders of common shares	[1],[2]		R$ 125,916
Denominator
Weighted average number of basic shares held by shareholders			133,186,441
Earnings per share – basic			R$ 0.95
Numerator
Profit attributable to holders of common shares	[1],[2]		R$ 125,916
Denominator
Weighted average number of diluted shares held by shareholders			134,774,674
Net earnings per share – diluted			R$ 0.93
Adjustments
Numerator
Profit attributable to holders of common shares	[1],[2]		R$ (30,206)
Denominator
Weighted average number of basic shares held by shareholders			0
Earnings per share – basic			R$ (0.23)
Numerator
Profit attributable to holders of common shares	[1],[2]		R$ (30,206)
Denominator
Weighted average number of diluted shares held by shareholders			0
Net earnings per share – diluted			R$ (0.22)

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and